Subsequent Events		9 Months Ended		12 Months Ended
	Jan. 22, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
Note 14 Subsequent Event
Subsequent events are events or transactions that occur after the condensed consolidated balance sheet date, but before condensed consolidated financial statements are available to be issued. The Company recognizes in the condensed consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the condensed consolidated balance sheet, including the estimates inherent in the process of preparing the condensed consolidated financial statements. The Company’s condensed consolidated financial statements do not recognize subsequent events that provide evidence about conditions that did not exist at the date of the condensed consolidated balance sheet but arose after the condensed consolidated balance sheet date and before the condensed consolidated financial statements were available to be issued.
The Company has evaluated subsequent events through November 29, 2021, the date the condensed consolidated financial statements were available to be issued as approved by management. Except for as disclosed in Note 7,
Long-Term Debt Facility
, the Company is not aware of any other significant events that occurred subsequent to the condensed consolidated balance sheet date that would have a significant impact on its condensed consolidated financial statements other than what is disclosed above.

Note 18 Subsequent Event
Subsequent events are events or transactions that occur after the balance sheet date, but before consolidated financial statements are available to be issued. The Company recognizes in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing the consolidated financial statements. The Company’s consolidated financial statements do not recognize subsequent events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after the balance sheet date and before consolidated financial statements were available to be issued.
Debt Facility:
In January 2021, Dave OD Funding I, LLC a Delaware LLC, and subsidiary of Dave Inc., entered into a $
100
 million Senior Secured Loan Facility with Victory Park Management, LLC. The facility has an interest rate of 6.95% annually plus a base rate defined as the greater of three-month LIBOR (as of the last business day of each calendar month) and 2.55%. The facility, which contains multiple tranches, allows the Company to draw on the facility based upon eligible receivables outstanding and qualified cash. Warrants were also issued by the Company in connection with the facility. As of September 30, 2021, $30.0 million has been drawn on the facility.
Recent Legal Matters:
Refer to Note 12 Commitments and Contingencies for further details on the Company’s recent legal matters.

Merger:
On June 7, 2021, the Company announced it has entered into a definitive agreement for a business combination with VPC Impact Acquisition Holdings III, Inc. (NYSE: VPCC) (“VPCC”), a special purpose acquisition company sponsored by Victory Park Capital, which is an affiliate of Victory Park Management, LLC. The business combination will result in Dave becoming a publicly traded company listed on the Nasdaq Capital Market under the ticker symbol “DAVE”.
The proposed business combination has been unanimously approved by the Boards of Directors of the Company and VPCC, and is subject to approval by VPCC’s stockholders, regulatory approvals and other customary closing conditions. The business combination is expected to close late in the third quarter or in the fourth quarter of 2021.
The Company has evaluated subsequent events through July 29, 2021 and September 30, 2021, the date the consolidated financial statements were available to be issued as approved by management. The Company is not aware of any other significant events that occurred subsequent to the balance sheet date that would have a significant impact on its consolidated financial statements other than what is disclosed above.

VPC Impact Acquisition Holdings III, Inc [Member]
Subsequent Events
Note 7—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to January 29, 2021, the date that the financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On January 22, 2021, the Sponsor transferred an aggregate of 60,000 Founder Shares to director nominees of the Company’s board of directors, resulting in the Sponsor holding 6,408,750 Founder Shares.

NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.